Shareholder Report, Line Graph (Details) - USD ($)					12 Months Ended		53 Months Ended	72 Months Ended	84 Months Ended	120 Months Ended
	Jul. 17, 2024	Oct. 27, 2020	Mar. 19, 2019	Apr. 03, 2018	Mar. 31, 2025	Mar. 31, 2015	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015
C000251033
Account Value [Line Items]
Account Value	$ 10,000				$ 9,536		$ 9,536	$ 9,536	$ 9,536	$ 9,536	$ 10,074	$ 10,431	$ 10,155	$ 10,965	$ 10,043	$ 10,192	$ 10,039	$ 9,841
C000222498
Account Value [Line Items]
Account Value		$ 10,000			16,840		16,840	16,840	16,840	$ 16,840						18,066						$ 16,954						$ 14,453						$ 14,376						$ 13,719						$ 16,143						$ 15,598						$ 15,705
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index				S&P Total Market Index
Account Value					30,301	$ 10,000	30,301	30,301	30,301	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	$ 29,212	$ 28,332	$ 27,048	28,296	$ 27,410	$ 25,997	$ 25,713	$ 24,407	$ 22,313	22,931	$ 24,083	$ 24,565	$ 23,711	$ 22,190	$ 22,094	21,875	$ 21,314	$ 21,820	$ 20,397	$ 21,671	$ 20,585	19,032	$ 20,988	$ 21,812	$ 19,942	$ 21,772	$ 21,816	23,979	$ 23,227	$ 23,825	$ 25,347	$ 24,419	$ 24,785	23,225	$ 24,329	$ 23,653	$ 23,252	$ 22,678	$ 22,575	21,473	$ 20,750	$ 20,106	$ 20,172	$ 19,306	$ 17,203	$ 17,577	$ 18,249	$ 17,025	$ 16,115	$ 15,752	$ 14,949	$ 13,199	$ 15,314	$ 16,679	$ 16,700	$ 16,233	$ 15,641	$ 15,316	$ 15,056	$ 15,366	$ 15,144	$ 14,152	$ 15,128	$ 14,549	$ 14,343	$ 13,856	$ 12,758	$ 14,070	$ 13,793	$ 14,897	$ 14,873	$ 14,373	$ 13,908	$ 13,817	$ 13,437	$ 13,390	$ 13,660	$ 14,186	$ 13,471	$ 13,336	$ 12,944	$ 12,669	$ 12,367	$ 12,345	$ 12,116	$ 12,005	$ 11,885	$ 11,762	$ 11,752	$ 11,334	$ 11,118	$ 10,906	$ 10,442	$ 10,676	$ 10,657	$ 10,628	$ 10,222	$ 10,202	$ 10,022	$ 9,961	$ 9,306	$ 9,309	$ 9,869	$ 10,073	$ 10,017	$ 9,286	$ 9,568	$ 10,179	$ 10,013	$ 10,187	$ 10,046
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index				S&P Total Market Index
Account Value					30,301	$ 10,000	30,301	30,301	30,301	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index				S&P Total Market Index
Account Value					30,301	$ 10,000	30,301	30,301	30,301	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index				S&P Total Market Index
Account Value					30,301	$ 10,000	30,301	30,301	$ 30,301	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index					MSCI USA Index
Account Value				$ 10,000	24,080		24,080	24,080	$ 24,080	$ 24,080	25,576	25,992	26,658	27,359	25,744	24,534	24,023	24,790	24,484	23,632	22,552	22,261	21,579	21,645	21,298	20,341	18,588	19,028	19,964	20,310	19,631	18,403	18,284	18,055	17,438	16,934	16,761	17,808	16,888	15,644	17,247	17,952	16,421	17,904	17,944	19,730	19,062	19,636	20,810	20,021	20,225	18,905	19,843	19,276	18,828	18,315	18,225	17,285	16,659	16,236	16,388	15,738	14,105	14,482	15,037	13,985	13,202	12,907	12,270	10,270	11,762	13,539	13,502	13,116	12,642	12,373	12,157	12,375	12,188	11,391	12,158	11,688	11,475	11,102	10,257	11,274	11,058	11,880	11,826	11,446	11,048	10,973	10,711
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index				S&P Total Market Index
Account Value					30,301	$ 10,000	30,301	30,301	30,301	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index				S&P Total Market Index
Account Value					30,301	$ 10,000	30,301	30,301	30,301	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index				S&P Total Market Index
Account Value					30,301	$ 10,000	30,301	30,301	30,301	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index				S&P Total Market Index
Account Value					30,301	$ 10,000	30,301	30,301	30,301	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index				S&P Total Market Index
Account Value					30,301	$ 10,000	30,301	30,301	30,301	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index				S&P Total Market Index
Account Value					30,301	$ 10,000	30,301	30,301	30,301	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Total Market Index				S&P Total Market Index
Account Value					30,301	$ 10,000	30,301	30,301	30,301	$ 30,301	32,208	32,828	31,852	32,842	30,791	31,012	30,386	29,749	29,212	28,332	27,048	28,296	27,410	25,997	25,713	24,407	22,313	22,931	24,083	24,565	23,711	22,190	22,094	21,875	21,314	21,820	20,397	21,671	20,585	19,032	20,988	21,812	19,942	21,772	21,816	23,979	23,227	23,825	25,347	24,419	24,785	23,225	24,329	23,653	23,252	22,678	22,575	21,473	20,750	20,106	20,172	19,306	17,203	17,577	18,249	17,025	16,115	15,752	14,949	13,199	15,314	16,679	16,700	16,233	15,641	15,316	15,056	15,366	15,144	14,152	15,128	14,549	14,343	13,856	12,758	14,070	13,793	14,897	14,873	14,373	13,908	13,817	13,437	13,390	13,660	14,186	13,471	13,336	12,944	12,669	12,367	12,345	12,116	12,005	11,885	11,762	11,752	11,334	11,118	10,906	10,442	10,676	10,657	10,628	10,222	10,202	10,022	9,961	9,306	9,309	9,869	10,073	10,017	9,286	9,568	10,179	10,013	10,187	10,046
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value					30,515	$ 10,000	30,515	30,515	30,515	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,376	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value					30,515	$ 10,000	30,515	30,515	30,515	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,376	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value					30,515	$ 10,000	30,515	30,515	30,515	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,376	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value					30,515	$ 10,000	30,515	$ 30,515	30,515	$ 30,515	32,405	33,038	32,027	33,037	30,976	31,205	30,573	29,922	29,376	28,493	27,208	28,460	27,571	26,155	25,868	24,565	22,470	23,082	24,236	24,713	23,858	22,333	22,247	22,012	21,439	21,952	20,537	21,815	20,733	19,161	21,120	21,938	20,057	21,888	21,917	24,078	23,322	23,924	25,420	24,457	24,835	23,262	24,354	23,679	23,285	22,725	22,622	21,513	20,768	20,139	20,229	19,358	17,258	17,639	18,306	17,069	16,152	15,791	14,989	13,236	15,347	16,715	16,734	16,264	15,668	15,338	15,074	15,387	15,162	14,167	15,147	14,566	14,356	13,868	12,772	14,083	13,806	14,903	14,879	14,374	13,912	13,822	13,442	13,392	13,666	14,189	13,478	13,345	12,952	12,675	12,373	12,350	12,121	12,013	11,891	11,766	11,758	11,337	11,127	10,914	10,447	10,678	10,661	10,634	10,228	10,207	10,028	9,966	9,310	9,313	9,870	10,077	10,021	9,288	9,567	10,181	10,014	10,184	10,045
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value			$ 10,000		$ 20,956		$ 20,956	$ 20,956	20,956	20,956	22,253	22,680	21,985	22,684	22,569	21,430	22,272	21,797	21,399	20,757	19,820	19,545	20,085	19,053	18,844	17,895	16,369	16,815	17,656	18,003	17,380	16,269	16,206	16,035	15,618	15,991	14,961	15,892	15,103	13,959	15,385	15,982	14,611	15,945	15,966	17,540	16,989	17,428	18,518	17,816	18,092	16,946	17,742	17,250	16,963	16,555	16,479	15,672	15,129	14,671	14,736	14,102	12,572	12,850	13,335	12,434	11,766	11,503	10,919	9,089	11,180	12,177	12,190	11,848	11,414	11,174	10,981	11,209	11,045	10,320	11,034	10,611
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Dow Jones U.S. Select Aerospace & Defense Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Aerospace & Defense Index™	Dow Jones U.S. Select Aerospace & Defense Index™
Account Value					$ 28,647	$ 10,000	$ 28,647	28,647	28,647	28,647	28,910	29,235	27,105	28,904	26,839	27,816	27,394	26,563	24,472	25,168	23,997	24,378	23,580	22,611	23,318	22,008	20,161	19,429	21,251	21,536	21,343	19,832	20,787	20,983	20,860	20,843	20,326	20,264	19,429	16,504	18,332	18,691	17,866	18,361	18,476	19,872	20,044	18,095	18,410	17,532	18,669	18,626	18,895	19,252	19,521	19,606	18,916	18,506	16,944	15,782	16,777	16,291	13,334	13,971	14,694	13,773	14,480	14,410	13,655	12,607	17,488	19,824	19,327	19,981	18,998	19,395	19,092	18,513	18,416	17,307	17,969	17,090	17,850	16,591	14,736	16,338	16,296	18,407	17,567	17,415	16,271	16,788	16,221	16,682	17,045	17,072	15,809	15,579	15,119	14,904	14,252	13,750	13,114	13,125	12,775	12,363	12,579	11,798	11,647	11,816	10,742	10,641	10,702	10,638	10,256	10,156	9,972	9,566	9,142	8,922	9,631	9,749	9,614	8,860	9,197	9,566	9,652	9,809	9,707
Dow Jones U.S. Select Investment Services Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Investment Services Index™	Dow Jones U.S. Select Investment Services Index™
Account Value					$ 40,162	$ 10,000	40,162	40,162	40,162	40,162	43,592	44,639	41,067	43,542	37,742	36,511	36,155	35,072	33,111	32,869	31,404	32,678	31,048	29,717	30,446	27,562	24,435	25,465	26,277	27,172	25,143	24,029	25,350	25,244	27,726	28,019	26,365	28,124	26,127	23,250	25,107	25,121	22,716	24,881	23,945	26,866	27,665	28,591	29,413	28,473	30,244	27,695	28,961	27,258	26,956	26,813	25,586	24,245	23,475	20,827	20,865	18,983	16,184	16,158	16,760	15,856	15,591	15,858	14,895	13,283	16,291	18,087	17,580	17,475	16,462	16,422	16,303	16,583	16,052	15,285	16,155	14,880	15,534	15,220	14,097	15,351	15,219	15,561	16,372	16,239	15,966	16,472	16,313	16,235	16,366	16,371	15,482	15,161	14,254	14,033	13,119	13,416	13,035	12,130	12,342	12,485	12,624	12,476	11,965	11,693	9,968	9,978	10,016	9,385	8,648	9,427	8,985	8,924	8,374	8,577	9,787	10,173	9,640	9,049	9,482	10,283	10,265	10,193	9,913
Dow Jones U.S. Select Health Care Providers Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Health Care Providers Index™	Dow Jones U.S. Select Health Care Providers Index™
Account Value					$ 22,593	$ 10,000	22,593	22,593	22,593	22,593	21,710	22,511	20,466	23,210	22,104	24,265	24,748	23,892	22,209	22,257	21,918	23,085	22,326	21,910	22,137	21,436	20,864	20,687	20,742	21,985	21,386	20,459	21,489	20,664	21,300	22,300	22,304	23,203	22,972	21,214	22,192	22,899	21,133	21,806	21,994	23,369	22,564	22,094	23,926	21,441	22,922	21,023	22,021	22,039	21,851	22,212	21,513	20,578	19,171	19,584	19,168	18,377	16,334	16,459	16,734	16,594	15,636	16,234	15,397	13,518	14,495	15,549	16,231	15,702	14,208	13,021	13,502	14,235	13,743	13,184	13,111	13,449	13,973	14,425	13,200	15,377	14,650	15,358	15,125	14,011	13,471	13,082	12,560	12,028	12,350	12,800	11,982	11,980	11,415	11,280	11,272	11,096	11,323	10,662	10,478	10,212	10,329	9,860	9,518	9,611	8,893	9,417	9,323	9,748	9,657	9,490	9,558	9,230	8,752	8,751	9,398	9,289	9,371	9,347	9,963	10,540	10,759	10,420	9,669
Dow Jones U.S. Select Home Construction Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Home Construction Index™	Dow Jones U.S. Select Home Construction Index™
Account Value					$ 37,277	$ 10,000	37,277	37,277	37,277	37,277	38,463	41,585	40,092	47,965	45,365	49,215	46,751	46,623	39,072	40,970	40,054	44,667	41,510	38,463	39,106	33,418	28,235	30,107	33,036	33,996	32,695	27,938	28,944	26,828	25,761	26,468	23,063	23,093	21,345	19,718	21,194	23,103	19,822	22,748	21,788	22,325	25,106	26,592	31,131	28,381	26,987	24,815	27,391	26,781	25,893	26,870	27,355	25,334	22,426	21,971	20,786	20,820	19,310	21,051	20,252	19,157	16,395	16,005	13,502	10,706	15,991	17,517	16,367	16,749	16,425	15,928	14,991	14,289	14,026	13,349	13,896	12,904	12,632	12,503	10,941	11,787	11,350	12,863	13,702	13,751	13,846	13,952	13,942	14,223	13,874	15,517	15,794	15,656	14,358	13,189	12,287	12,216	12,228	11,664	11,630	11,497	10,937	10,389	9,862	9,796	9,234	9,864	10,394	10,356	9,883	9,840	9,494	9,660	8,722	8,671	9,648	10,147	9,659	9,270	9,845	10,075	9,732	9,425	9,165
NYSE FactSet U.S. Infrastructure Index
Account Value [Line Items]
Line Graph and Table Measure Name				NYSE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> FactSet U.S. Infrastructure Index	NYSE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> FactSet U.S. Infrastructure Index
Account Value				$ 10,000	$ 21,120		21,120	21,120	21,120	21,120	21,712	22,043	21,508	23,876	23,802	21,728	22,992	23,267	21,227	22,215	21,174	19,823	20,382	19,309	20,076	18,713	17,453	18,168	19,246	19,916	19,273	17,724	18,254	18,366	18,662	19,044	17,745	18,524	17,330	15,626	17,608	17,993	16,416	18,232	17,614	18,705	17,777	17,317	18,271	16,939	17,172	16,179	17,185	16,885	16,628	16,985	16,776	16,236	14,759	13,855	13,978	13,244	11,824	11,275	11,536	11,179	10,881	10,755	10,266	8,459	11,393	12,719	13,024	12,596	12,556	12,503	11,845	12,211	12,285	11,284	12,104	11,762	11,801	11,304	10,245	11,173	10,869	11,882	12,008	12,027	11,737	11,715	11,219
Dow Jones U.S. Select Insurance Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Insurance Index™	Dow Jones U.S. Select Insurance Index™
Account Value					$ 35,185	$ 10,000	35,185	35,185	35,185	35,185	34,504	32,676	32,035	34,766	31,791	32,522	32,249	30,244	28,303	29,212	27,875	29,300	27,697	26,593	24,913	24,639	23,267	22,686	22,412	22,374	21,619	20,235	21,628	20,987	22,904	23,143	22,311	22,897	22,035	19,143	20,044	19,812	19,972	21,216	20,485	21,843	20,528	20,335	19,931	18,654	19,774	18,524	19,224	18,189	18,185	19,011	18,501	17,356	16,427	15,135	15,671	14,815	13,098	12,839	13,404	13,149	12,553	12,244	11,804	11,331	14,386	16,097	16,066	15,994	15,545	16,126	15,340	16,016	15,741	14,958	15,140	14,094	14,268	13,688	12,753	13,784	13,394	14,497	14,371	14,275	13,375	13,694	14,049	13,954	13,867	14,582	14,284	14,383	14,018	13,593	13,199	13,706	13,252	12,910	12,795	12,768	12,943	12,486	12,470	12,059	11,091	11,050	11,093	10,667	10,560	10,845	10,429	10,311	9,616	9,824	10,494	10,840	10,668	9,928	10,122	10,793	10,240	10,063	9,917
S&P U.S. Manufacturing Select Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Manufacturing Select (USD) GR Index
Dow Jones U.S. Select Medical Equipment Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Medical Equipment Index™	Dow Jones U.S. Select Medical Equipment Index™
Account Value					$ 32,834	$ 10,000	32,834	32,834	32,834	32,834	34,765	34,782	31,785	33,182	31,613	32,187	31,927	29,771	30,358	30,060	29,774	31,700	30,726	30,169	29,157	27,033	24,393	26,130	28,224	30,137	30,310	28,370	30,435	28,950	27,863	28,898	28,143	28,355	26,828	25,160	26,919	28,612	26,837	28,941	29,260	32,368	31,439	31,364	34,933	32,782	34,661	33,260	34,684	33,689	31,804	30,486	31,171	29,054	28,960	29,300	28,751	27,462	26,129	26,324	26,609	25,671	23,168	23,447	22,485	19,681	21,150	23,117	23,059	22,618	21,673	21,541	21,697	21,395	20,915	19,148	19,494	20,069	19,603	18,654	17,304	18,716	17,747	19,647	18,976	17,972	17,303	17,070	16,217	15,917	15,811	16,435	14,915	15,252	14,796	14,318	14,224	14,085	14,249	13,761	13,477	12,938	12,755	12,128	11,341	11,177	11,465	12,352	12,160	12,200	11,493	11,095	10,876	10,359	9,826	9,718	10,345	10,258	9,972	9,310	9,909	10,533	9,993	9,954	9,724
Dow Jones U.S. Select Oil Exploration & Production Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Oil Exploration & Production Index™	Dow Jones U.S. Select Oil Exploration & Production Index™
Account Value					$ 17,018	$ 10,000	17,018	17,018	17,018	17,018	16,626	16,527	16,038	17,668	16,233	16,242	17,209	17,591	17,532	17,972	18,278	18,721	16,637	16,007	16,201	16,187	16,644	16,758	16,727	16,255	14,515	13,467	14,570	14,562	14,675	16,016	15,588	16,780	16,672	13,788	15,109	14,022	12,686	15,793	13,403	13,627	12,414	11,441	9,829	9,595	10,153	9,231	8,020	7,999	9,006	8,422	7,729	7,605	7,389	5,838	5,572	5,165	3,881	4,075	4,867	4,902	5,110	5,086	5,066	3,439	5,992	7,150	8,255	7,510	7,505	7,530	7,118	7,954	8,231	7,557	8,778	8,502	8,330	8,530	7,511	8,721	9,332	10,956	10,726	11,008	10,687	10,606	10,168	9,109	8,597	9,512	9,273	8,711	8,438	8,353	7,409	7,988	7,750	7,780	8,231	8,632	8,629	8,978	9,209	9,217	8,154	8,624	8,203	7,832	7,921	7,906	8,086	7,222	6,173	6,790	7,318	8,624	8,584	7,636	8,324	8,659	9,679	10,052	10,739
Dow Jones U.S. Select Oil Equipment & Services Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Oil Equipment & Services Index™	Dow Jones U.S. Select Oil Equipment & Services Index™
Account Value					$ 5,106	$ 10,000	5,106	5,106	5,106	5,106	5,201	5,373	5,157	5,645	5,078	5,213	5,474	6,137	5,752	5,826	5,690	6,068	5,320	5,228	5,599	5,528	5,752	6,118	6,078	6,066	5,097	4,358	4,863	4,888	5,470	5,781	5,339	5,266	5,154	3,610	4,112	4,127	3,998	5,073	4,502	4,814	4,170	3,870	3,207	3,087	3,577	3,395	3,222	3,322	3,792	3,677	3,169	3,311	3,463	2,849	2,753	2,442	1,736	1,760	2,217	2,165	2,085	2,069	1,882	1,432	3,241	3,966	4,802	4,132	3,944	4,130	4,007	4,968	5,048	4,512	5,672	5,836	5,769	5,626	4,690	5,950	6,713	8,185	8,048	8,374	8,328	8,500	8,452	7,373	7,316	8,516	8,135	7,524	7,441	7,994	6,715	7,448	7,429	7,745	8,379	9,243	9,633	10,013	9,949	9,630	8,262	8,639	8,135	8,177	8,404	8,111	8,737	7,744	6,975	7,109	7,720	8,879	8,677	7,811	9,050	9,084	10,249	10,761	11,527
Dow Jones U.S. Select Pharmaceuticals Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Pharmaceuticals Index™	Dow Jones U.S. Select Pharmaceuticals Index™
Account Value					$ 14,727	$ 10,000	14,727	14,727	14,727	14,727	15,100	14,436	13,634	14,309	14,301	14,605	15,009	14,061	13,650	13,458	13,117	13,896	13,835	12,960	12,582	11,881	11,337	11,981	12,769	12,279	12,057	11,519	12,159	11,760	11,745	12,389	12,427	12,443	11,995	11,223	11,597	12,547	12,628	12,754	12,322	12,733	11,997	12,433	13,019	12,159	12,223	11,891	12,492	12,396	11,997	11,864	11,526	11,410	11,446	11,519	11,510	10,921	10,186	10,420	10,622	10,014	9,758	9,954	9,638	8,526	9,096	10,023	10,068	9,469	9,142	8,753	8,692	9,001	9,391	8,748	9,264	9,553	9,560	9,073	8,690	9,709	9,382	10,346	10,406	9,933	9,285	9,118	8,830	9,008	9,116	9,600	9,401	9,363	9,179	9,512	9,411	9,402	9,394	9,054	9,226	9,087	9,200	8,515	8,477	8,357	8,169	8,947	8,895	9,295	8,627	8,715	8,392	8,145	8,079	8,419	9,569	9,478	9,115	8,664	9,731	10,583	10,184	10,298	9,750
Dow Jones U.S. Real Estate Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Real Estate Capped Index™	Dow Jones U.S. Real Estate Capped Index™
Account Value					$ 17,188	$ 10,000	17,188	17,188	17,188	17,188	17,602	16,959	16,641	18,130	18,225	18,048	18,316	17,365	16,154	15,825	15,097	15,678	16,118	15,793	16,618	15,238	13,576	14,081	15,188	15,675	15,402	14,562	15,170	15,033	15,308	16,278	14,800	15,538	14,619	14,173	16,228	17,224	15,820	16,987	17,761	18,494	17,351	18,170	19,778	18,068	18,485	17,257	18,288	17,915	17,107	16,723	16,556	15,320	14,496	14,160	14,206	13,856	12,801	13,187	13,493	13,461	12,920	12,609	12,372	10,823	14,169	15,227	15,000	14,848	15,009	14,882	14,610	14,121	13,870	13,617	13,618	13,622	13,073	12,967	11,635	12,603	12,036	12,374	12,700	12,405	12,295	11,814	11,438	11,407	10,992	11,778	12,124	12,134	11,830	11,820	11,909	11,830	11,688	11,454	11,457	11,392	11,548	11,063	11,037	10,590	10,830	11,391	11,557	11,957	11,524	10,856	10,607	10,790	9,776	9,848	10,262	10,149	10,170	9,570	9,413	9,985	9,526	9,946	9,969
Dow Jones U.S. Select Regional Banks Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Select Regional Banks Index™	Dow Jones U.S. Select Regional Banks Index™
Account Value					$ 18,140	$ 10,000	18,140	18,140	18,140	18,140	19,805	20,562	19,453	21,636	21,687	18,223	21,090	20,824	17,941	17,937	17,544	16,292	17,182	17,422	17,770	15,489	13,358	14,082	14,729	16,159	13,972	13,138	14,410	14,634	20,674	21,318	19,361	20,854	20,226	19,213	20,622	21,021	19,618	21,932	20,936	23,260	25,200	24,690	24,291	23,903	24,931	23,621	22,683	21,604	22,312	23,834	23,016	21,845	20,917	17,694	17,401	16,004	13,901	12,441	12,940	12,657	12,697	12,656	12,518	9,453	15,221	17,419	18,774	18,157	17,347	16,992	15,857	17,395	16,630	15,590	17,116	15,598	16,954	16,039	14,230	16,871	16,290	17,334	18,279	17,876	17,277	17,782	17,742	17,613	18,190	18,472	17,157	17,087	16,537	16,323	15,127	15,745	15,667	14,821	15,200	15,323	16,207	15,573	15,455	14,612	12,450	11,925	12,077	11,327	10,918	11,712	11,376	10,637	9,941	10,373	11,635	12,119	11,476	11,152	11,343	12,168	12,041	11,690	11,402
Russell 1000 Telecommunications RIC 22.5/45 Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Telecommunications RIC 22.5/45 Capped Index	Russell 1000 Telecommunications RIC 22.5/45 Capped Index
Account Value					$ 11,832	$ 10,000	11,832	11,832	11,832	11,832	12,188	11,771	11,505	11,846	11,803	10,780	10,798	10,582	9,960	9,873	9,365	9,254	9,928	10,621	10,286	9,728	9,302	9,564	10,206	10,005	9,868	9,504	10,002	10,273	10,079	10,703	9,874	10,382	10,065	9,113	10,753	11,093	10,914	11,787	11,220	12,893	12,914	13,275	14,112	13,137	13,584	13,855	14,612	14,320	14,048	13,929	13,812	13,608	12,776	12,835	12,590	12,323	11,014	11,254	11,932	11,781	11,303	11,490	11,091	9,381	11,236	11,863	12,068	11,865	11,939	11,691	11,305	11,924	11,717	11,069	11,994	11,747	11,658	11,015	10,337	11,319	11,065	11,677	11,582	10,763	10,732	10,432	10,605	10,481	10,710	11,355	11,291	11,500	11,519	11,601	12,041	12,030	12,194	12,250	12,772	12,155	12,397	13,211	12,810	11,810	11,594	11,930	11,846	12,654	12,218	11,578	11,414	11,228	10,750	10,109	10,477	10,769	10,851	9,781	10,296	10,456	10,554	10,766	10,996
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value					$ 31,551	$ 10,000	31,551	31,551	31,551	31,551	33,490	34,086	33,034	33,982	31,926	32,151	31,478	30,749	30,308	29,337	28,018	29,263	28,354	26,901	26,531	25,283	23,123	23,696	24,865	25,307	24,466	22,918	22,812	22,533	21,842	22,374	20,968	22,263	21,120	19,552	21,546	22,406	20,497	22,371	22,405	24,597	23,794	24,466	25,928	24,918	25,257	23,618	24,755	24,059	23,569	22,993	22,885	21,716	20,924	20,334	20,503	19,672	17,599	18,034	18,718	17,438	16,474	16,117	15,310	13,523	15,582	16,968	16,950	16,474	15,874	15,545	15,280	15,565	15,327	14,322	15,296	14,703	14,451	13,978	12,897	14,189	13,906	14,965	14,909	14,412	13,931	13,842	13,497	13,452	13,764	14,289	13,545	13,396	12,999	12,708	12,443	12,404	12,163	12,079	11,927	11,802	11,794	11,355	11,131	10,926	10,511	10,720	10,712	10,698	10,305	10,282	10,105	10,050	9,396	9,399	9,934	10,116	10,082	9,328	9,590	10,204	10,011	10,203	10,071
Russell 1000 Growth
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Growth Index	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value					$ 40,883	$ 10,000	40,883	40,883	40,883	40,883	44,644	46,308	45,409	45,012	42,270	42,411	41,242	40,401	41,100	38,504	36,329	37,938	37,282	34,901	34,051	32,607	29,402	29,827	31,542	31,828	30,791	28,820	27,564	27,294	25,548	25,855	23,866	25,844	24,718	23,353	25,868	27,132	24,224	26,308	26,934	30,634	29,480	30,788	33,679	32,981	32,781	30,168	31,958	30,806	29,823	28,063	28,456	26,643	26,193	26,199	26,395	25,234	22,890	23,695	24,865	22,539	20,929	20,056	18,794	16,371	18,158	19,485	19,058	18,500	17,714	17,229	17,227	17,360	16,976	15,885	16,956	16,223	15,775	15,230	13,974	15,288	15,127	16,613	16,521	15,664	15,217	15,072	14,439	14,389	14,795	15,193	14,188	14,079	13,664	13,154	12,985	12,751	12,421	12,454	12,138	11,867	11,731	11,263	10,896	10,763	10,534	10,787	10,748	10,801	10,315	10,355	10,158	10,252	9,604	9,608	10,176	10,328	10,299	9,482	9,723	10,351	10,012	10,191	10,050
Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Value Index	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value					$ 23,230	$ 10,000	23,230	23,230	23,230	23,230	23,893	23,797	22,744	24,414	22,948	23,204	22,886	22,288	21,204	21,406	20,748	21,674	20,642	19,907	19,887	18,843	17,521	18,162	18,891	19,415	18,755	17,587	18,293	18,021	18,104	18,766	17,842	18,591	17,498	15,870	17,396	17,930	16,815	18,425	18,073	19,154	18,628	18,847	19,296	18,151	18,814	17,905	18,551	18,190	18,046	18,255	17,838	17,152	16,199	15,276	15,417	14,848	13,087	13,262	13,596	13,056	12,559	12,643	12,224	10,989	13,254	14,675	14,998	14,596	14,159	13,963	13,482	13,891	13,777	12,854	13,737	13,267	$ 13,183	$ 12,775	$ 11,852	$ 13,111	$ 12,731	$ 13,426	$ 13,400	$ 13,205	$ 12,702	$ 12,670	$ 12,596	$ 12,554	$ 12,779	$ 13,420	$ 12,920	$ 12,734	$ 12,356	$ 12,267	$ 11,914	$ 12,055	$ 11,896	$ 11,705	$ 11,717	$ 11,739	$ 11,859	$ 11,448	$ 11,367	$ 11,090	$ 10,491	$ 10,656	$ 10,678	$ 10,596	$ 10,297	$ 10,209	$ 10,053	$ 9,846	$ 9,184	$ 9,187	$ 9,687	$ 9,900	$ 9,862	$ 9,170	$ 9,456	$ 10,055	$ 10,011	$ 10,215	$ 10,094
Focused Value Select Index
Account Value [Line Items]
Line Graph and Table Measure Name			Focused Value Select Index		Focused Value Select Index
Account Value			$ 10,000		$ 17,159		$ 17,159	$ 17,159	$ 17,159	$ 17,159	$ 18,001	$ 17,968	$ 17,091	$ 18,424	$ 18,413	$ 16,503	$ 17,534	$ 17,438	$ 15,928	$ 16,115	$ 15,489	$ 15,094	$ 15,654	$ 15,082	$ 15,202	$ 13,736	$ 12,508	$ 13,037	$ 13,707	$ 14,378	$ 13,568	$ 12,392	$ 13,062	$ 12,852	$ 13,959	$ 14,391	$ 12,888	$ 13,686	$ 12,717	$ 11,448	$ 12,726	$ 12,940	$ 12,209	$ 13,681	$ 13,326	$ 14,413	$ 14,453	$ 14,360	$ 14,169	$ 13,420	$ 13,786	$ 13,297	$ 13,755	$ 13,100	$ 13,157	$ 13,873	$ 13,229	$ 12,694	$ 11,884	$ 10,280	$ 10,070	$ 9,204	$ 7,895	$ 7,488	$ 7,813	$ 7,552	$ 7,711	$ 7,628	$ 7,672	$ 6,336	$ 9,779	$ 10,975	$ 11,615	$ 11,452	$ 11,026	$ 11,056	$ 10,386	$ 11,266	$ 11,078	$ 10,360	$ 11,392	$ 10,797
Russell 2000 Focused Value Select Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Focused Value Select Index			Russell 2000 Focused Value Select Index